FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial liabilities and assets measured at fair value on a recurring basis, consisted of derivatives which were classified within Level 2 and amounted to a $ 17 and a $ (5) liability as of December 31, 2013 and 2012, respectively.